Finance Income and Finance Costs (Tables)	12 Months Ended
Mar. 31, 2019
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Summary of Finance Income and Finance Costs

Finance income and finance costs for the years ended March 31, 2017, 2018 and 2019 consist of the following:

	Yen (millions)
	2017	2018	2019
Interest income:
Financial assets measured at amortized cost	¥31,331	¥39,645	¥46,862
Financial assets measured at fair value through other comprehensive income	—	—	323
Financial assets measured at fair value through profit or loss	1,058	1,546	1,433

Total	32,389	41,191	48,618

Interest expense:
Financial liabilities measured at amortized cost	(12,471)	(12,970)	(13,217)
Other, net:
Dividends received:
Financial assets measured at fair value through other comprehensive income	4,922	4,708	5,056
Financial assets measured at fair value through profit or loss	11	15	21
Gains (losses) on derivatives:
Financial assets and financial liabilities measured at fair value through profit or loss	(51,416)	67,132	(54,897)
Gains (losses) on foreign exchange	21,902	(69,197)	31,266
Other	6,145	2,893	7,331

Total	(18,436)	5,551	(11,223)

Total	¥1,482	¥33,772	¥24,178